INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Capitalized research and experimental expenditures	$ 4,992	$ 0
Unrecognized tax benefits	400
Domestic Tax Authority
Income Tax Disclosure [Line Items]
Operating loss carryforwards	400
State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Operating loss carryforwards	3,200
Research Tax Credit Carryforward | Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Tax credit carryforward	500
Research Tax Credit Carryforward | California Franchise Tax Board
Income Tax Disclosure [Line Items]
Tax credit carryforward	$ 1,400